Financial Instruments and Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
Total	$ 540,790	$ 1,275,286
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	(66,475)	(87,295)
Interest rate swaps - liability	$ 607,265	$ 1,362,581